UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23149

Thrivent Core Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak, Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments

EMERGING MARKETS DEBT FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (98.0%)	Value
Argentina (8.0%)
	Argentina Government International Bond
$3,250,000	7.125%, 6/28/2117	$2,575,625
6,375,000	6.875%, 4/22/2021	6,387,750
3,865,000	5.625%, 1/26/2022	3,669,817
3,000,000	4.625%, 1/11/2023	2,691,000
11,702,000	7.500%, 4/22/2026	11,099,464
5,000,000	6.875%, 1/26/2027	4,542,550
6,000,000	5.875%, 1/11/2028	5,028,060
7,973,407	8.280%, 12/31/2033	7,624,570
2,103,057	8.280%, 12/31/2033	1,940,070
7,963,066	2.500%, 12/31/2038[a]	4,797,747
3,671,000	7.625%, 4/22/2046	3,107,538
2,500,000	6.875%, 1/11/2048	1,957,525

	Total	55,421,716

Bahrain (3.5%)
	Bahrain Government International Bond
5,000,000	5.875%, 1/26/2021[b]	4,962,500
2,500,000	6.125%, 7/5/2022[b]	2,453,050
4,000,000	6.125%, 8/1/2023[b]	3,902,000
2,000,000	6.875%, 10/5/2025[b]	2,022,500
3,500,000	7.000%, 1/26/2026[b]	3,360,000
2,000,000	7.000%, 10/12/2028[b]	1,865,000
2,500,000	6.750%, 9/20/2029[b]	2,273,130
3,000,000	7.500%, 9/20/2047[b]	2,663,604

	Total	23,501,784

Brazil (4.2%)
	Brazil Government International Bond
4,800,000	2.625%, 1/5/2023	4,452,000
6,911,000	6.000%, 4/7/2026	7,298,016
3,000,000	4.625%, 1/13/2028	2,817,000
2,000,000	8.250%, 1/20/2034	2,408,000
5,005,000	7.125%, 1/20/2037	5,598,092
5,500,000	5.000%, 1/27/2045	4,661,250
2,000,000	5.625%, 2/21/2047	1,835,000

	Total	29,069,358

Cayman Islands (2.5%)
	Dubai DOF Sukuk, Ltd.
2,000,000	6.450%, 5/2/2022	2,177,560
2,000,000	3.875%, 1/30/2023	2,005,160
	KSA Sukuk, Ltd.
7,000,000	2.894%, 4/20/2022[b]	6,799,100
2,500,000	3.628%, 4/20/2027[b]	2,406,650
	RAK Capital
2,000,000	3.094%, 3/31/2025	1,888,560
	Sharjah Sukuk, Ltd.
2,000,000	3.839%, 1/27/2021	2,010,000

	Total	17,287,030

Colombia (4.7%)
	Colombia Government International Bond
3,870,000	4.375%, 7/12/2021	3,962,880
5,000,000	2.625%, 3/15/2023	4,775,000
1,910,000	4.000%, 2/26/2024	1,915,730
4,875,000	3.875%, 4/25/2027	4,753,125
4,000,000	7.375%, 9/18/2037	5,040,000
3,000,000	6.125%, 1/18/2041	3,382,500
7,705,000	5.625%, 2/26/2044	8,282,875

	Total	32,112,110

Principal Amount	Long-Term Fixed Income (98.0%)	Value
Croatia (2.5%)
	Croatia Government International Bond
$2,650,000	6.750%, 11/5/2019[b]	$2,761,300
4,000,000	6.625%, 7/14/2020[b]	4,219,760
4,500,000	6.375%, 3/24/2021[b]	4,792,500
2,000,000	5.500%, 4/4/2023[b]	2,127,920
3,021,000	6.000%, 1/26/2024[b,c]	3,291,984

	Total	17,193,464

Dominican Republic (3.1%)
	Dominican Republic Government International Bond
2,000,000	7.500%, 5/6/2021[b]	2,110,000
1,500,000	6.600%, 1/28/2024[b]	1,582,515
3,500,000	5.500%, 1/27/2025[b]	3,509,905
3,000,000	6.875%, 1/29/2026[b]	3,211,290
2,000,000	5.950%, 1/25/2027[b]	2,025,000
1,000,000	6.000%, 7/19/2028[b]	1,010,000
5,000,000	7.450%, 4/30/2044[b]	5,412,500
2,000,000	6.850%, 1/27/2045[b]	2,036,560
1,000,000	6.500%, 2/15/2048[b]	982,500

	Total	21,880,270

Hungary (1.9%)
	Hungary Government International Bond
2,500,000	6.375%, 3/29/2021	2,681,250
5,950,000	5.750%, 11/22/2023	6,478,062
2,000,000	5.375%, 3/25/2024	2,149,200
1,500,000	7.625%, 3/29/2041	2,118,846

	Total	13,427,358

Indonesia (10.1%)
	Indonesia Government International Bond
5,750,000	4.875%, 5/5/2021[b]	5,937,801
4,650,000	3.750%, 4/25/2022[b]	4,636,436
4,000,000	3.375%, 4/15/2023[b]	3,888,320
6,197,000	5.875%, 1/15/2024[b]	6,713,384
575,000	4.125%, 1/15/2025[b]	570,367
6,100,000	4.750%, 1/8/2026[b]	6,274,051
5,000,000	8.500%, 10/12/2035[b]	6,958,950
2,000,000	6.625%, 2/17/2037[b]	2,382,474
2,000,000	7.750%, 1/17/2038[b]	2,668,334
3,226,000	6.750%, 1/15/2044[b]	3,960,509
3,700,000	5.125%, 1/15/2045[b]	3,788,955
4,000,000	5.950%, 1/8/2046[b]	4,513,512
1,200,000	5.250%, 1/8/2047[b]	1,256,369
1,500,000	4.350%, 1/11/2048	1,396,735
	Perusahaan Penerbit SBSN Indonesia III
3,000,000	3.400%, 3/29/2021[b]	2,981,250
1,000,000	3.750%, 3/1/2023[b]	986,520
2,500,000	4.350%, 9/10/2024[b]	2,509,375
3,500,000	4.150%, 3/29/2027[b]	3,416,875
4,000,000	4.400%, 3/1/2028[b]	3,969,000

	Total	68,809,217

Kuwait (1.8%)
	Kuwait Government International Bond
5,500,000	2.750%, 3/20/2022[b]	5,369,925
7,000,000	3.500%, 3/20/2027[b]	6,869,534

	Total	12,239,459

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

EMERGING MARKETS DEBT FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (98.0%)	Value
Mexico (7.6%)
	Mexico Government International Bond
$5,590,000	5.750%, 10/12/2110	$5,506,150
5,220,000	4.000%, 10/2/2023	5,242,185
1,215,000	3.600%, 1/30/2025	1,181,405
3,000,000	4.125%, 1/21/2026	2,979,000
5,781,000	4.150%, 3/28/2027	5,688,504
5,085,000	3.750%, 1/11/2028	4,818,038
1,000,000	6.750%, 9/27/2034	1,187,500
5,878,000	6.050%, 1/11/2040	6,459,922
6,000,000	5.550%, 1/21/2045	6,322,500
5,250,000	4.600%, 1/23/2046	4,816,875
2,000,000	4.600%, 2/10/2048	1,837,000
	Petroleos Mexicanos
2,850,000	6.375%, 2/4/2021	2,985,375
2,500,000	6.500%, 3/13/2027	2,540,000

	Total	51,564,454

Netherlands (1.0%)
	Petrobras Global Finance BV
674,000	8.375%, 5/23/2021	741,063
3,000,000	5.299%, 1/27/2025[b]	2,872,500
3,500,000	7.375%, 1/17/2027	3,636,500

	Total	7,250,063

Oman (2.9%)
	Oman Government International Bond
3,000,000	3.625%, 6/15/2021[b]	2,925,960
3,000,000	4.125%, 1/17/2023[b]	2,911,116
5,000,000	4.750%, 6/15/2026[b]	4,724,910
2,000,000	5.375%, 3/8/2027[b]	1,940,744
4,000,000	5.625%, 1/17/2028[b]	3,904,960
4,000,000	6.750%, 1/17/2048[b]	3,809,792

	Total	20,217,482

Panama (2.7%)
	Panama Government International Bond
1,000,000	4.500%, 4/16/2050	985,000
2,000,000	9.375%, 1/16/2023	2,460,000
3,000,000	3.750%, 3/16/2025	2,985,000
1,500,000	8.875%, 9/30/2027	2,032,500
2,000,000	3.875%, 3/17/2028	1,995,000
1,688,000	9.375%, 4/1/2029	2,396,960
5,079,000	6.700%, 1/26/2036	6,297,960

	Total	19,152,420

Peru (1.9%)
	Peru Government International Bond
3,650,000	5.625%, 11/18/2050	4,330,725
1,000,000	7.350%, 7/21/2025	1,226,000
5,000,000	8.750%, 11/21/2033	7,387,500

	Total	12,944,225

Philippines (2.4%)
	Philippines Government International Bond
1,250,000	4.000%, 1/15/2021	1,266,546
5,025,000	7.750%, 1/14/2031	6,724,435
2,625,000	6.375%, 10/23/2034	3,278,418
1,000,000	5.000%, 1/13/2037	1,094,263
3,720,000	3.950%, 1/20/2040	3,667,288

	Total	16,030,950

Principal Amount	Long-Term Fixed Income (98.0%)	Value
Poland (1.0%)
	Poland Government International Bond
$4,000,000	5.000%, 3/23/2022	$4,219,064
3,000,000	4.000%, 1/22/2024	3,059,100

	Total	7,278,164

Qatar (4.8%)
	Qatar Government International Bond
6,000,000	4.500%, 1/20/2022[b]	6,173,520
5,000,000	3.250%, 6/2/2026[b]	4,774,050
5,500,000	4.500%, 4/23/2028[b]	5,610,440
2,000,000	9.750%, 6/15/2030[b]	2,964,064
2,000,000	5.750%, 1/20/2042[b]	2,260,576
1,250,000	4.625%, 6/2/2046[b]	1,237,200
8,750,000	5.103%, 4/23/2048[b]	8,936,200
	SoQ Sukuk A QSC
1,500,000	3.241%, 1/18/2023	1,476,780

	Total	33,432,830

Russia (6.6%)
	Russia Government International Bond
9,100,000	5.000%, 4/29/2020[b]	9,334,161
2,000,000	4.500%, 4/4/2022[b]	2,043,536
600,000	4.875%, 9/16/2023[b]	625,500
7,600,000	4.750%, 5/27/2026	7,704,500
4,000,000	4.250%, 6/23/2027[b]	3,898,616
2,000,000	12.750%, 6/24/2028[b]	3,280,648
3,000,000	4.375%, 3/21/2029[b]	2,933,430
1,335,000	7.500%, 3/31/2030[b]	1,486,429
6,600,000	5.625%, 4/4/2042[b]	7,078,579
8,000,000	5.250%, 6/23/2047[b]	7,940,000

	Total	46,325,399

Saudi Arabia (6.6%)
	Saudi Arabia Government International Bond
2,500,000	2.375%, 10/26/2021[b]	2,404,350
3,000,000	2.875%, 3/4/2023[b]	2,881,800
6,000,000	4.000%, 4/17/2025[b]	5,995,656
5,000,000	3.250%, 10/26/2026[b]	4,714,500
6,000,000	3.625%, 3/4/2028[b]	5,717,208
7,000,000	4.500%, 4/17/2030[b]	7,058,380
5,250,000	4.500%, 10/26/2046[b]	4,949,175
4,000,000	4.625%, 10/4/2047[b]	3,813,440
9,000,000	5.000%, 4/17/2049[b]	8,874,900

	Total	46,409,409

South Africa (4.3%)
	South Africa Government International Bond
3,500,000	5.500%, 3/9/2020	3,600,758
4,125,000	5.875%, 5/30/2022	4,367,014
2,000,000	4.665%, 1/17/2024	1,995,428
4,500,000	5.875%, 9/16/2025	4,690,620
4,100,000	4.875%, 4/14/2026	4,021,870
1,500,000	4.850%, 9/27/2027	1,445,139
4,000,000	4.300%, 10/12/2028	3,637,976
500,000	5.875%, 6/22/2030	505,480
500,000	6.250%, 3/8/2041	511,266
5,200,000	5.650%, 9/27/2047	4,868,500

	Total	29,644,051

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

EMERGING MARKETS DEBT FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (98.0%)	Value
Sri Lanka (1.3%)
	Sri Lanka Government International Bond
$1,500,000	6.250%, 10/4/2020[b]	$1,530,191
1,500,000	5.750%, 1/18/2022[b]	1,483,208
1,500,000	5.875%, 7/25/2022[b]	1,500,692
1,000,000	5.750%, 4/18/2023[b]	988,196
2,000,000	6.850%, 11/3/2025[b]	2,015,020
1,500,000	6.200%, 5/11/2027[b]	1,442,174
1,000,000	6.750%, 4/18/2028[b]	989,027

	Total	9,948,508

Turkey (8.4%)
	Turkey Government International Bond
1,500,000	7.500%, 11/7/2019	1,536,150
4,750,000	7.000%, 6/5/2020	4,826,000
2,500,000	5.625%, 3/30/2021	2,462,950
4,000,000	5.125%, 3/25/2022	3,829,664
8,000,000	5.750%, 3/22/2024	7,564,480
2,250,000	7.375%, 2/5/2025	2,288,183
3,000,000	4.250%, 4/14/2026	2,503,740
2,042,000	4.875%, 10/9/2026	1,752,881
4,300,000	6.000%, 3/25/2027	3,947,830
1,000,000	5.125%, 2/17/2028	857,850
4,000,000	6.125%, 10/24/2028	3,650,000
2,500,000	8.000%, 2/14/2034	2,577,275
6,839,000	6.875%, 3/17/2036	6,280,924
5,935,000	6.750%, 5/30/2040	5,328,490
6,500,000	6.625%, 2/17/2045	5,653,505
3,000,000	5.750%, 5/11/2047	2,339,760

	Total	57,399,682

United Arab Emirates (2.2%)
	Abu Dhabi Government International Bond
3,000,000	2.500%, 10/11/2022[b]	2,881,950
3,000,000	3.125%, 5/3/2026[b]	2,861,280
5,500,000	3.125%, 10/11/2027[b]	5,179,570
4,000,000	4.125%, 10/11/2047[b]	3,791,272
	Dubai Government International Bond
1,000,000	7.750%, 10/5/2020	1,085,000

	Total	15,799,072

Uruguay (2.0%)
	Uruguay Government International Bond
1,071,287	4.975%, 4/20/2055	1,061,645
9,000,000	5.100%, 6/18/2050	9,099,450
1,000,000	4.500%, 8/14/2024[c]	1,032,200
2,500,000	4.375%, 10/27/2027	2,563,750

	Total	13,757,045

	Total Long-Term Fixed Income (cost $714,721,514)	678,095,520

Shares	Collateral Held for Securities Loaned (0.6%)
4,213,953	Thrivent Cash Management Trust	4,213,953

	Total Collateral Held for Securities Loaned (cost $4,213,953)	4,213,953

Shares or Principal Amount	Short-Term Investments (1.3%)	Value
	Thrivent Core Short-Term Reserve Fund
912,116	2.320%	$9,121,160

	Total Short-Term Investments (cost $9,121,160)	9,121,160

	Total Investments (cost $728,056,627) 99.9%	$691,430,633

	Other Assets and Liabilities, Net 0.1%	881,471

	Total Net Assets 100.0%	$692,312,104

a	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2018.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2018, the value of these investments was $316,172,129 or 45.7% of total net assets.

c	All or a portion of the security is on loan.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets Debt Fund as of July 31, 2018:

Securities Lending Transactions
Taxable Debt Security	$4,106,939
Total lending	$4,106,939
Gross amount payable upon return of collateral for securities loaned	$4,213,953
Net amounts due to counterparty	$107,014

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

EMERGING MARKETS DEBT FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2018, in valuing Emerging Markets Debt Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Energy	12,775,438	–	12,775,438	–
Foreign Government	665,320,082	–	665,320,082	–
Subtotal Investments in Securities	$678,095,520	$–	$678,095,520	$–

Other Investments *	Total
Short-Term Investments	9,121,160
Collateral Held for Securities Loaned	4,213,953
Subtotal Other Investments	$13,335,113
Total Investments at Value	$691,430,633

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended July 31, 2018. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Emerging Markets Debt Fund, is as follows:

Fund	Value 10/31/2017	Gross Purchases	Gross Sales	Shares Held at 7/31/2018	Value 7/31/2018	% of Net Assets 7/31/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	$3,193	$191,099	$185,171	912	$9,121	1.3%
Total Affiliated Short-Term Investments	3,193				9,121	1.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	6,480	2,266	4,214	4,214	0.6
Total Collateral Held for Securities Loaned	–				4,214	0.6
Total Value	$3,193				$13,335

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2017 - 7/31/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	$–	$–	–	$82
Total Income from Affiliated Investments				$82
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	6
Total Affiliated Income from Securities Loaned, Net				$6
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

INTERNATIONAL EQUITY FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (99.6%)	Value
Australia (6.0%)
35,377	ASX, Ltd.	$1,727,512
321,042	Australia & New Zealand Banking Group, Ltd.	6,979,331
351,411	BHP Billiton, Ltd.	9,177,613
310,422	Carsales.com, Ltd.	3,218,706
1,032,321	FlexiGroup, Ltd.	1,756,359
473,067	GWA Group, Ltd.	1,150,107
4,595	Macquarie Group, Ltd.	419,236
5,651,266	Medibank Private, Ltd.	13,070,102
82,183	Monadelphous Group, Ltd.	900,428
48,792	Rio Tinto, Ltd.	2,948,841
421,365	Sandfire Resources NL	2,314,662
223,731	Wesfarmers, Ltd.	8,226,209

	Total	51,889,106

Austria (1.1%)
150,831	OMV AG	8,523,894
16,856	Verbund AG	664,591

	Total	9,188,485

Canada (7.5%)
40,632	Artis Real Estate Investment Trust	393,248
57,972	Canfor Corporation[a]	1,270,985
166,610	CGI Group, Inc.[a]	10,755,973
398,476	CI Financial Corporation	6,962,647
321,285	Empire Company, Ltd.	6,624,025
102,302	Genworth MI Canada, Inc.[b]	3,601,037
13,484	Loblaw Companies, Ltd.	712,941
195,260	Magna International, Inc.	11,867,903
126,357	Methanex Corporation[b]	8,731,269
119,389	National Bank of Canada	5,852,663
49,049	Power Corporation of Canada	1,115,701
36,678	Sun Life Financial, Inc.	1,499,996
165,760	Transcontinental, Inc.	3,941,236

	Total	63,329,624

Denmark (3.7%)
498,173	Novo Nordisk AS	24,782,765
18,250	Rockwool International AS	7,307,359
5,022	Topdanmark AS	215,686

	Total	32,305,810

Finland (1.8%)
427,159	UPM-Kymmene Oyj	15,152,396

	Total	15,152,396

France (7.2%)
110,645	Capgemini SA	14,155,120
14,269	Cie Generale des Etablissements Michelin	1,832,379
259,784	CNP Assurances	6,066,498
8,174	Gaztransport Et Technigaz SA	535,115
20,962	Ipsos SA	700,437
5,464	LNA Sante	348,767
10,880	Nexity SA	669,468
212,967	Peugeot SA	6,116,806
129,981	Schneider Electric SE	10,432,987
134,105	Total SA	8,747,005
119,082	Vinci SA	11,982,190

	Total	61,586,772

Germany (5.7%)
16,121	Aareal Bank AG	740,849
216,624	BASF SE	20,765,160
214,424	Evonik Industries AG	7,935,056
86,615	Freenet AGb	2,482,231

Shares	Common Stock (99.6%)	Value
Germany (5.7%) - continued
68,863	Hannover Rueckversicherung SE	$9,185,220
1,869	Hochtief AG	336,076
66,827	Hugo Boss AG	6,025,865
57,310	ProSiebenSat.1 Media AG	1,546,782

	Total	49,017,239

Hong Kong (0.9%)
535,000	Hang Lung Properties, Ltd.	1,124,857
884,000	Hysan Development Company, Ltd.	4,846,710
276,000	Road King Infrastructure, Ltd.	525,018
84,000	Swire Pacific, Ltd.	912,304

	Total	7,408,889

Ireland (0.3%)
56,040	Seagate Technology plc	2,948,825

	Total	2,948,825

Israel (0.2%)
57,690	Plus500, Ltd.	1,401,742

	Total	1,401,742

Italy (1.0%)
42,086	Amplifon SPA	938,610
55,677	Anima Holding SPA[c]	298,436
32,761	Atlantia SPA	970,399
417,880	Banca Monte dei Paschi di Siena SPA[a,b]	1,297,113
709,554	Banco BPM SPA[a]	2,248,843
285,241	Finecobank Banca Fineco SPA	3,344,841
10,409	Societa Iniziative Autostradali e Servizi SPA	184,370

	Total	9,282,612

Japan (25.4%)
27,500	AOKI Holdings, Inc.	394,204
17,200	Aoyama Trading Company, Ltd.	568,845
39,000	Arcs Company, Ltd.	976,467
42,800	Autobacs Seven Company, Ltd.	735,546
390,600	Bridgestone Corporation	15,407,763
139,200	Canon, Inc.	4,516,253
34,900	Chiyoda Company, Ltd.	724,452
369,900	Daicel Corporation	4,075,366
55,500	DCM Holdings Company, Ltd.	497,104
2,300	Hirose Electric Company, Ltd.	280,440
38,800	Hokuetsu Corporation	216,979
495,100	Honda Motor Company, Ltd.	15,115,728
59,900	Inaba Denki Sangyo Company, Ltd.	2,527,902
32,500	ITOCHU Techno-Solutions Corporation	619,226
782,800	Japan Tobacco, Inc.	22,278,261
66,200	JSR Corporation	1,272,882
14,000	Kaneka Corporation	123,234
820,700	Konica Minolta Holdings, Inc.	7,367,670
359,400	Kuraray Company, Ltd.	5,079,720
85,000	Kyocera Corporation	4,947,025
151,400	Kyoei Steel, Ltd.	2,964,128
52,300	KYORIN Holdings, Inc.	1,064,888
38,100	Lawson, Inc.	2,287,901
74,200	Matsui Securities Company, Ltd.	740,253
12,600	Ministop Company, Ltd.	238,670
92,000	Mitsuboshi Belting, Ltd.	1,138,382
2,397,900	Mizuho Financial Group, Inc.	4,168,245
79,000	NEC Networks & System Integration Corporation	1,901,815
187,300	NHK Spring Company, Ltd.	1,873,429
103,000	Nippon Kayaku Company, Ltd.	1,174,565

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

INTERNATIONAL EQUITY FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (99.6%)	Value
Japan (25.4%) - continued
99,300	Nippon Steel & Sumitomo Metal Corporation	$1,980,366
1,630,700	Nissan Motor Company, Ltd.	15,424,964
152,000	Nitto Kogyo Corporation	2,613,746
653,400	NTT DOCOMO, Inc.	16,821,742
457,200	Osaka Gas Company, Ltd.	8,798,936
24,200	Plenus Company, Ltd.[b]	391,259
30,100	Ryoyo Electro Corporation	484,315
65,100	Sangetsu Company, Ltd.	1,251,545
133,100	Sankyo Company, Ltd.	5,245,085
8,400	Sanyo Special Steel Company, Ltd.	217,611
717,300	Sekisui House, Ltd.	12,226,736
35,900	Senshu Ikeda Holdings, Inc.	127,649
44,400	SHIMAMURA Company, Ltd.	4,154,787
442,100	Shinko Electric Industries Company, Ltd.	4,237,865
65,400	ShinMaywa Industries, Ltd.	791,643
810,500	Sumitomo Electric Industries, Ltd.	12,468,038
136,600	Sumitomo Rubber Industries, Ltd.	2,263,951
22,300	Taikisha, Ltd.	647,147
22,500	Taiyo Holdings Company, Ltd.	971,030
12,800	Takara Standard Company, Ltd.	227,528
104,900	Toagosei Company, Ltd.	1,229,171
18,100	Tokyo Gas Company, Ltd.	442,100
60,700	Toppan Forms Company, Ltd.	618,064
578,000	Toppan Printing Company, Ltd.	4,447,300
257,700	Toyoda Gosei Company, Ltd.	6,539,069
238,000	Tsubakimoto Chain Company	2,192,017
213,400	TV Asahi Holdings Corporation	4,273,174
140,700	Yahoo Japan Corporation[b]	535,307
17,900	Yamato Kogyo Company, Ltd.	558,231
28,200	Yuasa Trading Company, Ltd.	919,195

	Total	218,376,914

Netherlands (4.8%)
100,286	Euronext NVc	6,224,101
51,017	ForFarmers BV	579,649
251,386	Koninklijke Ahold Delhaize NV	6,392,886
597,675	RELX NV	12,998,592
225,898	Unilever NV	13,032,210
50,275	Wolters Kluwer NV	3,027,489

	Total	42,254,927

Norway (2.4%)
440,189	DnB ASA	8,863,974
604,549	Telenor ASA	11,826,195

	Total	20,690,169

Portugal (0.1%)
71,534	Navigator Company SA	407,972

	Total	407,972

Singapore (0.1%)
641,600	Wing Tai Holdings, Ltd.	976,749

	Total	976,749

Spain (3.5%)
117,934	ACS Actividades de Construccion y Servicios, SAa	5,168,648
112,954	Amadeus IT Holding SA	9,635,607
606,996	Banco de Sabadell SA	1,010,502
175,791	Bankinter SA	1,695,539
112,510	CaixaBank SA	517,642
369,786	Enagas SA	10,337,909

Shares	Common Stock (99.6%)	Value
Spain (3.5%) - continued
169,395	Mediaset Espana Comunicacion SA	$1,332,664

	Total	29,698,511

Sweden (4.9%)
357,831	Atlas Copco AB, Class A	10,246,999
319,820	Atlas Copco AB, Class B	8,381,654
280,213	Epiroc AB, Class Aa	3,355,054
64,304	Epiroc AB, Class Ba	681,438
154,666	Granges AB	1,936,174
25,776	Loomis AB	808,862
78,265	Nobina ABc	542,269
91,963	Sandvik AB	1,681,606
403,435	SKF AB	8,282,674
99,461	Swedish Match AB	5,437,263

	Total	41,353,993

Switzerland (7.0%)
38,526	Ferguson plc	3,038,253
223,897	Novartis AG	18,789,828
49,447	Pargesa Holding SA	4,130,094
78,042	Roche Holding AG	19,170,745
41,486	Schindler Holding AG, Participation Certificate	9,660,983
557	SGS SA	1,451,911
47,778	TE Connectivity, Ltd.	4,470,587

	Total	60,712,401

United Kingdom (15.9%)
1,608,217	BAE Systems plc	13,766,798
216,592	Barclays plc	550,965
104,080	Berkeley Group Holdings plc	5,094,314
611,345	BHP Billiton plc	14,069,254
59,105	BP plc	444,198
123,527	Bunzl plc	3,670,479
679,777	Direct Line Insurance Group plc	3,067,033
1,798,798	HSBC Holdings plc	17,225,743
204,778	Inchcape plc	1,894,452
317,463	ITV plc	686,123
80,142	Jupiter Fund Management plc	460,476
1,947,106	KCOM Group plc	2,384,430
237,477	Mondi plc	6,529,512
183,830	National Express Group plc	973,610
37,180	Next plc	2,894,609
56,037	Northgate plc	321,418
434,189	PageGroup plc	3,409,804
31,979	Paragon Banking Group plc	208,760
518,892	RELX plc	11,305,227
11,083	Rio Tinto plc	608,464
108,735	Royal Dutch Shell plc, Class A	3,725,990
556,306	Royal Dutch Shell plc, Class B	19,485,743
114,297	Smiths Group plc	2,415,475
24,289	Spirax-Sarco Engineering plc	2,212,625
329,067	Unilever plc	18,797,837

	Total	136,203,339

United States (0.1%)
17,783	Kulicke and Soffa Industries, Inc.	468,760

	Total	468,760

	Total Common Stock (cost $853,111,782)	854,655,235

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

INTERNATIONAL EQUITY FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Collateral Held for Securities Loaned (1.5%)	Value

12,705,320	Thrivent Cash Management Trust	$12,705,320

	Total Collateral Held for Securities Loaned (cost $12,705,320)	12,705,320

Shares or Principal Amount	Short-Term Investments (<0.1%)

	Thrivent Core Short-Term Reserve Fund
119,515	2.320%	1,195,145

	Total Short-Term Investments (cost $1,195,145)	1,195,145

	Total Investments (cost $867,012,247) 101.2%	$868,555,700

	Other Assets and Liabilities, Net (1.2%)	(10,487,484)

	Total Net Assets 100.0%	$858,068,216

a	Non-income producing security.
b	All or a portion of the security is on loan.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2018, the value of these investments was $7,064,806 or 0.8% of total net assets.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core International Equity Fund as of July 31, 2018:

Securities Lending Transactions
Common Stock	$12,256,357
Total lending	$12,256,357
Gross amount payable upon return of collateral for securities loaned	$12,705,320
Net amounts due to counterparty	$448,963

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

INTERNATIONAL EQUITY FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2018, in valuing International Equity Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	134,674,939	11,867,903	122,807,036	–
Consumer Staples	85,584,319	–	85,584,319	–
Energy	41,461,945	–	41,461,945	–
Financials	116,774,788	–	116,774,788	–
Health Care	65,095,603	–	65,095,603	–
Industrials	141,968,667	–	141,968,667	–
Information Technology	94,847,313	7,888,172	86,959,141	–
Materials	111,710,641	8,731,269	102,979,372	–
Real Estate	8,778,886	–	8,778,886	–
Telecommunications Services	33,514,598	–	33,514,598	–
Utilities	20,243,536	–	20,243,536	–
Subtotal Investments in Securities	$854,655,235	$28,487,344	$826,167,891	$–

Other Investments *	Total
Short-Term Investments	1,195,145
Collateral Held for Securities Loaned	12,705,320
Subtotal Other Investments	$13,900,465
Total Investments at Value	$868,555,700

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended July 31, 2018. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in International Equity Fund, is as follows:

Fund	Value 11/14/2017 (inception date)	Gross Purchases	Gross Sales	Shares Held at 7/31/2018	Value 7/31/2018	% of Net Assets 7/31/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	$–	$244,913	$243,718	120	$1,195	0.1%
Total Affiliated Short-Term Investments	–				1,195	0.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	157,240	144,535	12,705	12,705	1.5
Total Collateral Held for Securities Loaned	–				12,705	1.5
Total Value	$–				$13,900

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/14/2017 - 7/31/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	$–	$–	$0	$50
Total Income from Affiliated Investments				$50
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	215
Total Affiliated Income from Securities Loaned, Net				$215
Total	$–	$–	$0

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

LOW VOLATILITY EQUITY FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (100.0%)	Value
Consumer Discretionary (5.7%)
816	Booking Holdings, Inc.[a]	$1,655,435
91,503	Home Depot, Inc.	18,073,673
97,812	Liberty SiriusXM Group[a]	4,610,858
16,392	LKQ Corporation[a]	549,460
30,151	Lowe’s Companies, Inc.	2,995,200
104,060	McDonald’s Corporation	16,393,612
48,619	Walt Disney Company	5,521,174

	Total	49,799,412

Consumer Staples (11.8%)
260,790	Altria Group, Inc.	15,303,157
368,643	Archer-Daniels-Midland Company	17,790,711
379,842	Coca-Cola Company	17,712,033
66,082	Conagra Brands, Inc.	2,425,870
3,225	Estee Lauder Companies, Inc.	435,182
410,755	Mondelez International, Inc.	17,818,552
170,276	PepsiCo, Inc.	19,581,740
183,287	Sysco Corporation	12,318,719

	Total	103,385,964

Energy (1.4%)
79,069	Exxon Mobil Corporation	6,444,914
68,366	Occidental Petroleum Corporation	5,737,959

	Total	12,182,873

Financials (15.3%)
369,286	Aflac, Inc.	17,186,570
184,208	Allstate Corporation	17,521,865
15,734	American Express Company	1,565,848
66,142	American Financial Group, Inc.	7,453,542
121,569	Arthur J. Gallagher & Company	8,673,948
74,432	Berkshire Hathaway, Inc.[a]	14,727,860
215,016	Brown & Brown, Inc.	6,291,368
48,078	Cincinnati Financial Corporation	3,636,139
186,980	Loews Corporation	9,494,844
9,384	Markel Corporation[a]	10,979,280
139,499	Marsh & McLennan Companies, Inc.	11,628,637
142,826	Progressive Corporation	8,570,988
301,945	U.S. Bancorp	16,006,105

	Total	133,736,994

Health Care (15.6%)
52,314	Abbott Laboratories	3,428,659
1,720	Amgen, Inc.	338,066
158,118	Boston Scientific Corporation[a]	5,314,346
60,757	CIGNA Corporation	10,901,021
171,251	Danaher Corporation	17,566,928
22,181	Edwards Lifesciences Corporation[a]	3,159,683
211,097	Eli Lilly and Company	20,858,495
20,256	Hill-Rom Holdings, Inc.	1,908,115
130,076	Johnson & Johnson	17,237,671
458,374	Pfizer, Inc.	18,302,874
9,542	Stryker Corporation	1,557,731
61,013	Thermo Fisher Scientific, Inc.	14,309,379
71,880	UnitedHealth Group, Inc.	18,201,454
44,529	Zoetis, Inc.	3,850,868

	Total	136,935,290

Industrials (11.6%)
150,642	AMETEK, Inc.	11,719,948
6,603	Dun & Bradstreet Corporation	831,252
51,838	General Dynamics Corporation	10,355,159
108,110	Honeywell International, Inc.	17,259,762
37,291	Illinois Tool Works, Inc.	5,344,919
51,844	Lockheed Martin Corporation	16,906,328
46,905	Northrop Grumman Corporation	14,094,483

Shares	Common Stock (100.0%)	Value
Industrials (11.6%) - continued
22,012	Raytheon Company	$4,359,036
88,773	Republic Services, Inc.	6,434,267
181,918	Waste Connections, Inc.	14,118,656

	Total	101,423,810

Information Technology (20.9%)
181,335	Amphenol Corporation	16,956,636
139,627	Automatic Data Processing, Inc.	18,848,249
68,353	Broadridge Financial Solutions, Inc.	7,722,522
40,918	CDW Corporation	3,440,795
144,536	Cisco Systems, Inc.	6,112,427
1,533	Facebook, Inc.[a]	264,565
169,971	Fidelity National Information Services, Inc.	17,529,109
231,445	Fiserv, Inc.[a]	17,469,469
94,845	Intuit, Inc.	19,371,143
92,521	MasterCard, Inc.	18,319,158
79,743	Microsoft Corporation	8,459,137
356,379	Oracle Corporation	16,992,151
150,869	Synopsys, Inc.[a]	13,492,215
131,171	Visa, Inc.	17,936,322

	Total	182,913,898

Materials (1.8%)
428,943	Newmont Mining Corporation	15,733,629

	Total	15,733,629

Real Estate (5.5%)
95,328	American Tower Corporation	14,131,423
12,124	Crown Castle International Corporation	1,343,703
97,369	Douglas Emmett, Inc.	3,781,812
33,825	Equity Residential	2,213,170
146,418	First Industrial Realty Trust, Inc.	4,765,906
173,523	Highwoods Properties, Inc.	8,521,714
104,512	Liberty Property Trust	4,479,384
52,082	Regency Centers Corporation	3,313,978
43,140	UDR, Inc.	1,660,027
101,726	Weyerhaeuser Company	3,476,995

	Total	47,688,112

Telecommunications Services (2.0%)
343,877	Verizon Communications, Inc.	17,757,808

	Total	17,757,808

Utilities (8.4%)
16,876	ALLETE, Inc.	1,308,396
58,294	Atmos Energy Corporation	5,355,469
249,523	CMS Energy Corporation	12,061,942
146,264	Entergy Corporation	11,888,338
217,314	Exelon Corporation	9,235,845
45,081	MDU Resources Group, Inc.	1,307,349
107,202	NextEra Energy, Inc.	17,960,623
89,798	Public Service Enterprise Group, Inc.	4,629,985
192,027	UGI Corporation	10,204,315

	Total	73,952,262

	Total Common Stock (cost $831,572,571)	875,510,052

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

LOW VOLATILITY EQUITY FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares or Principal Amount	Short-Term Investments (<0.1%)	Value
	Thrivent Core Short-Term Reserve Fund
20,155	2.320%	$201,548

	Total Short-Term Investments (cost $201,548)	201,548

	Total Investments (cost $831,774,119) 100.0%	$875,711,600

	Other Assets and Liabilities, Net <0.1%	268,442

	Total Net Assets 100.0%	$875,980,042

a	Non-income producing security.

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2018, in valuing Low Volatility Equity Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	49,799,412	49,799,412	–	–
Consumer Staples	103,385,964	103,385,964	–	–
Energy	12,182,873	12,182,873	–	–
Financials	133,736,994	133,736,994	–	–
Health Care	136,935,290	136,935,290	–	–
Industrials	101,423,810	101,423,810	–	–
Information Technology	182,913,898	182,913,898	–	–
Materials	15,733,629	15,733,629	–	–
Real Estate	47,688,112	47,688,112	–	–
Telecommunications Services	17,757,808	17,757,808	–	–
Utilities	73,952,262	73,952,262	–	–
Subtotal Investments in Securities	$875,510,052	$875,510,052	$–	$–

Other Investments *	Total
Short-Term Investments	201,548
Subtotal Other Investments	$201,548
Total Investments at Value	$875,711,600

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended July 31, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

LOW VOLATILITY EQUITY FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investments by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:

Fund	Value 2/28/2018 (inception date)	Gross Purchases	Gross Sales	Shares Held at 7/31/2018	Value 7/31/2018	% of Net Assets 7/31/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	$–	$50,163	$49,961	20	$202	0.0%
Total Affiliated Short-Term Investments	–				202	0.0%
Total Value	$–				$202

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 2/28/2018 - 7/31/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	$–	$–	$–	$16
Total Income from Affiliated Investments				$16
Total	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

SHORT-TERM RESERVE FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Asset-Backed Securities (8.1%)[a]	Value
	Ally Auto Receivables Trust
$2,040,541	1.750%, 2/15/2019, Ser. 2018-1	$2,040,547
21,290,806	2.397%, 7/15/2019, Ser. 2018-3	21,290,372
	ARI Fleet Lease Trust
17,312,690	1.950%, 3/15/2019, Ser. 2018-Ab	17,293,378
	Ascentium Equipment Receivables, LLC
645,835	1.450%, 11/13/2018, Ser. 2017-2Ab	645,667
22,648,235	2.500%, 5/10/2019, Ser. 2018-1Ab	22,649,028
	California Republic Auto Receivables Trust
9,789,627	2.450%, 7/15/2019, Ser. 2018-1	9,789,894
	Canadian Pacer Auto Receivables Trust
8,572,487	2.300%, 4/19/2019, Ser. 2018-1Ab	8,572,568
	CarMax Auto Owner Trust
12,826,747	2.300%, 5/15/2019, Ser. 2018-2	12,826,999
	CCG Receivables Trust
4,393,231	1.850%, 2/14/2019, Ser. 2018-1[b]	4,390,406
	CNH Equipment Trust
23,559,328	2.450%, 6/14/2019, Ser. 2018-A	23,560,089
	Daimler Trucks Retail Trust
6,426,287	2.200%, 4/15/2019, Ser. 2018-1[b]	6,425,374
	Dell Equipment Finance Trust
21,882,484	2.450%, 6/24/2019, Ser. 2018-1[b]	21,883,325
	DLL Securitization Trust
17,909,366	2.450%, 5/17/2019, Ser. 2018-1[b]	17,909,823
	Drive Auto Receivables Trust
12,733,560	2.450%, 5/15/2019, Ser. 2018-2	12,734,429
	Enterprise Fleet Financing, LLC
2,609,046	1.500%, 10/22/2018, Ser. 2017-3[b]	2,609,075
14,538,483	2.150%, 3/20/2019, Ser. 2018-1[b]	14,524,147
	Ford Credit Auto Lease Trust
20,738,369	2.300%, 5/15/2019, Ser. 2018-A	20,738,815
	Foursight Capital Automobile Receivables Trust
1,803,491	2.200%, 3/15/2019, Ser. 2018-1[b]	1,803,497
	GM Financial Consumer Automobile Receivables Trust
873,719	1.700%, 1/16/2019, Ser. 2018-1	873,721
12,517,565	2.300%, 4/16/2019, Ser. 2018-2	12,517,725
	Great America Leasing Receivables
6,166,828	1.850%, 2/15/2019, Ser. 2018-1[b]	6,166,580

Principal Amount	Asset-Backed Securities (8.1%)[a]	Value
	Hyundai Auto Lease Securitization Trust
$2,607,773	1.950%, 3/15/2019, Ser. 2018-Ab	$2,607,790
13,857,204	2.371%, 6/17/2019, Ser. 2018-Bb	13,856,772
	John Deere Owner Trust
11,916,915	1.950%, 3/15/2019, Ser. 2018-A	11,911,361
24,000,000	2.535%, 8/15/2019, Ser. 2018-B	24,003,000
	Kubota Credit Owner Trust
14,549,395	2.370%, 5/15/2019, Ser. 2018-1Ab	14,549,849
	Mercedes-Benz Auto Lease Trust
5,208,809	1.750%, 2/15/2019, Ser. 2018-A	5,208,821
	MMAF Equipment Finance LLC
573,928	1.500%, 12/14/2018, Ser. 2017-Bb	573,847
	Santander Drive Auto Receivables Trust
25,958,281	2.450%, 6/17/2019, Ser. 2018-3	25,958,653
	Securitized Term Auto Receivables Trust
15,334,573	2.400%, 4/25/2019, Ser. 2018-1Ab	15,335,011
	Volvo Financial Equipment, LLC
9,145,944	1.850%, 2/15/2019, Ser. 2018-1Ab	9,146,035
	Wheels SPV 2, LLC
18,250,000	2.550%, 7/20/2019, Ser. 2018-1Ab	18,250,000
	World Omni Auto Receivables Trust
4,834,716	1.750%, 2/15/2019, Ser. 2018-A	4,834,732
4,407,237	2.250%, 4/15/2019, Ser. 2018-B	4,407,302
18,000,000	2.360%, 8/15/2019, Ser. 2018-Cc	18,000,000
	World Omni Automobile Lease Securitization Trust
1,490,825	1.950%, 3/15/2019, Ser. 2018-A	1,490,526

	Total	411,379,158

Principal Amount	Basic Materials (3.8%)[a]	Value
	Dow Chemical Company
25,000,000	2.270%, 8/15/2018	24,976,667
35,000,000	2.310%, 8/27/2018	34,940,701
20,300,000	2.365%, 8/31/2018	20,260,406
8,900,000	2.370%, 9/14/2018	8,873,968
7,000,000	2.410%, 9/24/2018	6,974,622
	EI du Pont de Nemours & Company
18,000,000	2.290%, 8/13/2018[b]	17,985,570
	International Paper Company
5,000,000	2.200%, 8/2/2018[b]	4,999,391
10,000,000	2.230%, 8/10/2018[b]	9,993,831
	NiSource Finance Corporation
10,000,000	2.480%, 9/14/2018[b]	9,967,813
	Nutrien, Ltd.
4,000,000	2.370%, 8/3/2018	3,999,175
7,000,000	2.420%, 8/13/2018[b]	6,993,711
7,700,000	2.382%, 8/14/2018[b]	7,692,547

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

SHORT-TERM RESERVE FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Basic Materials (3.8%)[a]	Value
$10,000,000	2.320%, 8/16/2018[b]	$9,988,920
10,000,000	2.400%, 8/23/2018[b]	9,983,919
10,000,000	2.470%, 9/11/2018[b]	9,970,040
10,000,000	2.460%, 9/13/2018[b]	9,968,552

	Total	197,569,833

Principal Amount	Capital Goods (3.4%)[a]	Value
	Boeing Company
20,000,000	2.080%, 9/12/2018[b]	19,951,744
	Emerson Electric Company
10,000,000	1.970%, 8/21/2018[b]	9,988,567
	John Deere Canada, ULC
15,000,000	2.090%, 8/13/2018[b,d]	14,989,503
	John Deere Capital Corporation
18,900,000	2.909% (LIBOR 3M + 0.570%), 1/8/2019[e]	18,941,932
	Ratheon Company
15,000,000	2.120%, 8/9/2018[b]	14,991,817
	Rockwell Collins, Inc.
2,000,000	2.200%, 8/2/2018[b]	1,999,757
15,000,000	2.300%, 8/15/2018[b]	14,986,000
15,000,000	2.280%, 9/4/2018[b]	14,966,648
	Stanley Black & Decker, Inc.
10,000,000	2.250%, 8/21/2018[b]	9,987,108
15,000,000	2.270%, 8/29/2018[b]	14,972,970
	Waste Management, Inc.
20,000,000	2.260%, 8/6/2018[b,d]	19,992,717
3,000,000	2.240%, 8/13/2018[b,d]	2,997,595
7,000,000	2.264%, 8/20/2018[b,d]	6,991,262
5,000,000	2.250%, 8/21/2018[b,d]	4,993,437
3,000,000	2.220%, 8/29/2018[b,d]	2,994,233

	Total	173,745,290

Principal Amount	Communications Services (3.1%)[a]	Value
	Deutsche Telekom AG
35,000,000	2.329%, 8/14/2018[b]	34,968,572
	Deutsche Telekom International Finance BV
5,000,000	6.750%, 8/20/2018	5,010,671
	Omnicom Cap, Inc.
10,560,000	2.180%, 8/1/2018[b,d]	10,559,358
22,475,000	2.250%, 8/2/2018[b,d]	22,472,264
25,000,000	2.250%, 8/3/2018[d]	24,995,427
20,000,000	2.180%, 8/6/2018[b,d]	19,992,647
	Rogers Communications, Inc.
15,000,000	2.343%, 8/7/2018[b,d]	14,993,554
15,000,000	2.300%, 8/16/2018[b,d]	14,985,047
10,000,000	2.210%, 8/21/2018[b,d]	9,986,840

	Total	157,964,380

Principal Amount	Consumer Cyclical (6.1%)[a]	Value
	American Honda Finance Corporation
3,500,000	2.200%, 8/21/2018[d]	3,495,998
20,000,000	2.180%, 9/10/2018[d]	19,953,397
35,424,000	2.611% (LIBOR 3M + 0.280%), 11/19/2018[e]	35,458,069
	McDonald’s Corporation
10,000,000	2.170%, 8/7/2018[b]	9,995,742
25,000,000	2.140%, 8/14/2018[b]	24,978,368
15,000,000	2.150% , 8/27/2018[b]	14,974,384
	Nissan Motor Acceptance Corporation
17,000,000	2.300%, 9/10/2018[d]	16,960,987
15,000,000	2.300%, 10/10/2018[b,d]	14,937,283

Principal Amount	Consumer Cyclical (6.1%)[a]	Value
$10,000,000	2.300%, 11/5/2018[b,d]	$9,939,914
	Starbucks Corporation
10,000,000	2.250%, 8/3/2018[b]	9,998,354
10,000,000	2.150%, 8/8/2018[b]	9,995,598
5,000,000	2.200% 8/9/2018[b]	4,997,521
20,000,000	2.248%, 8/17/2018[b]	19,981,139
	Toyota Credit Canada, Inc.
15,000,000	2.380%, 11/14/2018	14,901,111
	Toyota Finance Australia, Ltd.
25,000,000	2.292% (LIBOR 1M + 0.210%), 10/9/2018[d,e]	25,008,250
	Toyota Financial Services de Puerto Rico, Inc.
25,000,000	2.260%, 9/17/2018	24,932,733
	Toyota Motor Credit Corporation
10,000,000	2.573% (LIBOR 3M + 0.230%), 8/15/2018[e]	10,001,856
	Toyota Motor Financial Netherlands BV
15,000,000	2.222% (LIBOR 1M + 0.150%), 9/10/2018[d,e]	15,003,075
25,000,000	2.350% (LIBOR 3M + 0.020%), 11/26/2018[d,e]	24,999,657

	Total	310,513,436

Principal Amount	Consumer Non-Cyclical (9.6%)[a]	Value
	Anheuser-Busch InBev Worldwide, Inc.
11,500,000	2.113%, 8/2/2018[b,d]	11,498,656
20,000,000	2.160%, 8/6/2018[b,d]	19,992,970
12,880,000	2.150%, 8/7/2018[b,d]	12,874,716
	Archer-Daniels-Midland Company
5,000,000	1.990%, 8/20/2018[b]	4,994,564
	Baxter International, Inc.
7,900,000	2.200%, 8/1/2018[b]	7,899,520
	Celgene Corporation
14,410,000	2.250% , 8/29/2018[b]	14,383,766
	Coca-Cola Company
16,932,000	2.190%, 8/23/2018[b]	16,910,722
10,000,000	2.270%, 9/13/2018[b]	9,975,274
10,000,000	2.280%, 9/17/2018[b]	9,972,907
10,000,000	2.270%, 9/24/2018[b]	9,968,711
10,000,000	2.270%, 9/27/2018[b]	9,966,892
3,850,000	2.150%, 9/28/2018[b]	3,837,015
9,589,000	2.220%, 10/4/2018[b]	9,553,126
4,050,000	2.230%, 10/5/2018[b]	4,034,600
5,000,000	2.300%, 10/18/2018[b]	4,976,914
10,000,000	2.320%, 12/4/2018[b]	9,919,710
5,000,000	2.400%, 1/16/2019[b]	4,943,009
	General Mills, Inc.
5,000,000	2.170%, 8/20/2018[b]	4,993,742
15,000,000	2.150%, 8/22/2018[b]	14,979,320
	GlaxoSmithKline, LLC
15,000,000	2.100%, 8/20/2018[b,d]	14,983,558
25,000,000	2.100%, 8/28/2018[b,d]	24,961,208
	Golden Funding Corporation
25,000,000	2.400%, 8/8/2018[b,d]	24,988,922
21,500,000	2.400%, 8/30/2018[b,d]	21,463,092
20,941,000	2.290%, 9/11/2018[b,d]	20,889,792
7,683,000	2.190%, 9/17/2018[b,d]	7,661,344
11,681,000	2.230%, 9/24/2018[b,d]	11,642,899
18,720,000	2.370%, 11/13/2018[b,d]	18,592,236
	Nestle Finance International, Ltd.
15,000,000	2.140%, 8/16/2018[d]	14,987,220

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

SHORT-TERM RESERVE FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Consumer Non-Cyclical (9.6%)[a]	Value
	PepsiCo, Inc.
$46,407,000	2.339% (LIBOR 3M FLAT), 10/15/2018[e]	$46,418,379
9,875,000	2.919% (LIBOR 3M + 0.590%), 2/22/2019[e]	9,906,860
10,978,000	2.403% (LIBOR 3M + 0.040%), 5/2/2019[e]	10,979,054
	Reckitt Benckiser Treasury Services plc
20,000,000	2.200%, 8/9/2018[b,d]	19,990,235
10,000,000	2.390%, 8/17/2018[b,d]	9,990,721
25,000,000	2.380%, 8/28/2018[b,d]	24,961,208
	Zoetis, Inc.
5,000,000	2.280%, 8/1/2018[b]	4,999,700
5,000,000	2.220%, 8/8/2018[b]	4,997,561
5,000,000	2.280%, 8/9/2018[b]	4,997,250
10,000,000	2.220%, 8/10/2018[b]	9,993,875

	Total	493,081,248

Principal Amount	Energy (8.1%)[a]	Value
	BP Capital Markets plc
50,000,000	2.170%, 8/1/2018[b,d]	49,997,223
21,400,000	2.170%, 9/12/2018[b,d]	21,344,967
5,000,000	2.185%, 9/17/2018[b,d]	4,985,527
10,000,000	2.185%, 9/18/2018[b,d]	9,970,396
7,500,000	2.241%, 9/26/2018	7,498,012
25,000,000	2.315%, 10/12/2018[b,d]	24,884,873
	Chevron Corporation
11,730,000	2.840% (LIBOR 3M + 0.510%), 11/16/2018[e]	11,748,095
	Magellan Midstream Partners, LP
10,000,000	2.230%, 8/6/2018[b]	9,996,323
10,000,000	2.230%, 8/7/2018[b]	9,995,703
20,000,000	2.250%, 8/13/2018[b]	19,983,873
15,000,000	2.240%, 8/29/2018[b]	14,972,692
	Schlumberger Holdings Corporation
15,000,000	2.260%, 8/14/2018[b]	14,987,114
20,000,000	2.400%, 9/12/2018[b]	19,945,223
11,000,000	2.470%, 9/28/2018[b]	10,957,689
	Suncor Energy, Inc.
1,000,000	2.300%, 8/1/2018[b,d]	999,939
10,000,000	2.350%, 8/3/2018[b,d]	9,998,171
5,000,000	2.380%, 8/7/2018[b,d]	4,997,851
5,000,000	2.420%, 8/20/2018[b,d]	4,993,742
25,000,000	2.420%, 8/24/2018[b,d]	24,962,383
10,000,000	2.450%, 9/11/2018[b,d]	9,972,887
5,000,000	2.550%, 10/29/2018[b,d]	4,968,625
	Total Capital Canada, Ltd.
12,800,000	2.160%, 9/7/2018[b,d]	12,772,045
25,000,000	2.180%, 9/17/2018[b,d]	24,930,000
25,000,000	2.150%, 10/16/2018[b,d]	24,884,179
	Total Capital International SA
26,000,000	2.923% (LIBOR 3M + 0.570%), 8/10/2018[e]	26,005,200
	TransCanada American Investments, Ltd.
13,000,000	2.400%, 9/6/2018[b,d]	12,971,314
	TransCanada PipeLines, Ltd.
6,000,000	2.390%, 9/26/2018[b]	5,977,390
15,000,000	2.520%, 10/29/2018[b]	14,905,875

	Total	414,607,311

Principal Amount	Financials (35.9%)[a]	Value
	ANZ New Zealand International, Ltd. of London
$20,000,000	2.281% (LIBOR 1M + 0.200%), 8/23/2018[b,d,e]	$20,003,560
15,000,000	2.357% (LIBOR 1M + 0.260%), 11/9/2018[b,e]	15,000,435
	Bank of Montreal Chicago
15,000,000	2.326% (LIBOR 1M + 0.240%), 11/5/2018[e]	15,005,250
	Bank of New York Mellon Corporation
20,143,000	2.918% (LIBOR 3M + 0.560%), 8/1/2018[e]	20,143,000
	Bank of Nova Scotia
5,418,000	3.169% (LIBOR 3M + 0.830%), 1/15/2019[e]	5,437,093
10,000,000	2.531% (LIBOR 3M + 0.200%), 4/10/2019[e]	10,005,428
	Bank of Nova Scotia Houston
15,000,000	2.313% (LIBOR 1M + 0.240%), 10/17/2018[e]	15,005,745
10,000,000	2.460% (LIBOR 3M + 0.130%), 5/16/2019[e]	10,000,752
	Barton Capital SA
3,540,000	2.100%, 8/14/2018[b,d]	3,537,240
5,581,000	2.060%, 8/15/2018[b,d]	5,576,326
4,850,000	2.030%, 8/20/2018[b,d]	4,844,538
10,000,000	2.270%, 8/21/2018[b,d]	9,988,158
	BPCE SA
10,000,000	2.410%, 8/6/2018[b]	9,996,775
	Branch Banking and Trust Company
5,800,000	2.888% (LIBOR 3M + 0.530%), 5/1/2019[e]	5,819,647
	Chariot Funding, LLC
10,000,000	2.300%, 10/3/2018[b]	9,961,440
10,000,000	2.420%, 11/13/2018[b]	9,932,187
10,000,000	2.400%, 11/29/2018[b]	9,920,611
	Charta, LLC
10,000,000	2.250%, 9/11/2018[b,d]	9,975,640
15,000,000	2.460%, 10/15/2018[b,d]	14,930,175
	Ciesco, LLC
24,725,000	2.250%, 8/17/2018[b,d]	24,701,357
10,000,000	2.440%, 11/6/2018[b,d]	9,936,681
	Citibank NA
15,000,000	2.342% (LIBOR 1M + 0.270%), 8/30/2018[e]	15,004,020
17,060,000	2.599% (LIBOR 3M + 0.230%), 11/9/2018[e]	17,068,283
25,095,000	2.665% (LIBOR 3M + 0.340%), 3/20/2019[e]	25,137,950
	Commonwealth Bank of Australia
15,000,000	2.276% (LIBOR 1M + 0.190%), 9/10/2018[b,e]	15,003,840
	Cooperatieve Rabobank UA
10,000,000	2.424% (LIBOR 1M + 0.350%), 10/15/2018[e]	10,006,150
	Dealers Capital Access Trust, LLC
25,000,000	2.160%, 8/20/2018	24,972,070
12,835,000	2.100%, 9/24/2018	12,793,331
3,250,000	2.210%, 9/26/2018	3,239,034
	Fairway Finance Company, LLC
15,000,000	2.260%, 8/1/2018[b,d]	14,999,180
25,000,000	2.250%, 8/22/2018[b,d]	24,968,818
	HSBC Bank USA NA
7,500,000	2.839% (LIBOR 3M + 0.500%), 10/29/2018[e]	7,503,422

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

SHORT-TERM RESERVE FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Financials (35.9%)[a]	Value
	HSBC USA, Inc.
$7,150,000	3.133% (LIBOR 3M + 0.770%), 8/7/2018[e]	$7,151,042
	ING (US) Funding, LLC
25,000,000	2.322% (LIBOR 1M + 0.250%), 11/15/2018[d,e]	25,008,350
15,000,000	2.436% (LIBOR 3M + 0.100%), 4/12/2019[d,e]	14,998,934
	ING Bank NV
4,000,000	3.101% (LIBOR 3M + 0.780%), 8/17/2018[b,e]	4,001,803
6,695,000	2.000% , 11/26/2018[b]	6,685,055
	J.P. Morgan Chase Bank NA
20,690,000	2.780% (LIBOR 3M + 0.450%), 9/21/2018[e]	20,696,339
	La Fayette Asset Securitization, LLC
10,000,000	2.270%, 8/16/2018[b,d]	9,991,009
15,000,000	2.290%, 10/10/2018[b,d]	14,934,650
1,655,000	2.250%, 10/15/2018[b,d]	1,647,191
19,000,000	2.290%, 10/16/2018[b,d]	18,908,928
	Liberty Street Funding, LLC
15,000,000	2.370%, 8/8/2018[b,d]	14,993,353
10,000,000	2.360%, 8/15/2018[b,d]	9,991,583
25,000,000	2.270%, 8/20/2018[b,d]	24,971,764
5,000,000	2.320%, 9/7/2018[b,d]	4,989,001
10,600,000	2.270%, 10/17/2018[b,d]	10,548,417
	Lloyds Bank plc
10,000,000	2.347% (LIBOR 1M + 0.250%), 12/7/2018[e]	10,002,530
	LMA Americas, LLC
25,000,000	2.300%, 10/19/2018[b,d]	24,874,611
10,000,000	2.350%, 11/13/2018[b,d]	9,931,458
10,000,000	2.340%, 11/27/2018[b,d]	9,921,096
	Marsh & McLennan Companies, Inc.
15,000,000	2.190%, 8/13/2018[b]	14,987,905
20,000,000	2.210%, 8/23/2018[b]	19,971,161
	Massachusetts Educational Financing Auth.
13,000,000	2.130%, 8/7/2018[d]	13,000,520
17,160,000	2.100%, 8/9/2018[d]	17,161,030
4,500,000	2.170%, 8/30/2018[d]	4,500,405
	MetLife Short Term Funding, LLC
10,000,000	2.150%, 8/13/2018[b,d]	9,992,803
15,000,000	2.230%, 8/14/2018[b,d]	14,988,357
10,000,000	2.240%, 9/5/2018[b,d]	9,979,300
3,500,000	2.250%, 9/26/2018[b,d]	3,488,290
15,000,000	2.240%, 10/11/2018[b,d]	14,935,320
	Metropolitan Life Global Funding I
15,000,000	1.350%, 9/14/2018[b]	14,982,320
	Mitsubishi UFJ Trust & Banking Corporation
21,750,000	2.404%, 8/1/2018[b]	21,748,836
10,000,000	2.180%, 9/25/2018[b]	9,967,598
10,000,000	2.290%, 10/19/2018	10,001,577
	Mizuho Bank, Ltd.
29,140,000	2.290%, 8/31/2018	29,146,316
	National Australia Bank, Ltd.
40,000,000	2.252% (LIBOR 1M + 0.160%), 8/1/2018[b,e]	40,000,320
10,000,000	2.272% (LIBOR 1M + 0.200%), 10/29/2018[b,e]	10,002,620
15,000,000	2.431% (LIBOR 3M + 0.100%), 5/21/2019[b,e]	14,998,764
	Natixis NY
1,000,000	2.420%, 8/16/2018	999,151
10,000,000	2.400%, 12/14/2018	9,909,220

Principal Amount	Financials (35.9%)[a]	Value
	Natixis SA
$10,000,000	2.420% (LIBOR 1M + 0.350%), 9/26/2018[e]	$10,005,340
5,235,000	1.800% , 11/13/2018	5,226,914
	Nieuw Amsterdam Receivables Corporation
1,155,000	2.500%, 8/13/2018[b,d]	1,154,152
15,000,000	2.150%, 8/21/2018[b,d]	14,982,185
	Nordea Bank AB
9,325,000	1.875%, 9/17/2018[b]	9,317,961
	Nordea Bank AB NY
20,000,000	2.266% (LIBOR 1M + 0.180%), 2/20/2019[e]	20,001,320
20,000,000	2.401% (LIBOR 3M + 0.070%), 5/21/2019[e]	19,995,180
	Old Line Funding, LLC
25,000,000	2.261% (LIBOR 1M + 0.180%), 10/22/2018[b,d,e]	24,999,437
25,000,000	2.286% (LIBOR 1M + 0.200%), 11/20/2018[b,d,e]	24,999,241
	PNC Bank NA
25,000,000	2.719% (LIBOR 3M + 0.400%), 12/7/2018[e]	25,033,951
	Pricoa Short Term Funding, LLC
10,000,000	2.200%, 8/31/2018[b]	9,982,408
25,000,000	2.330%, 9/12/2018[b]	24,937,919
10,000,000	2.250%, 9/28/2018[b]	9,965,141
10,000,000	2.300%, 10/5/2018[b]	9,960,363
10,000,000	2.400%, 11/15/2018[b]	9,930,926
	Simon Property Group, LP
10,000,000	2.080%, 9/18/2018[b]	9,971,920
5,695,000	2.180%, 10/17/2018[b]	5,668,273
	Skandinaviska Enskilda Banken AB
15,000,000	2.396% (LIBOR 1M + 0.310%), 11/20/2018[e]	15,007,860
	Societe Generale SA
2,100,000	2.400%, 8/31/2018[b]	2,096,430
	Southern Company Funding Corporation
5,000,000	2.270%, 8/7/2018[b]	4,997,851
10,000,000	2.210%, 8/8/2018[b]	9,995,080
	Sumitomo Mitsui Banking Corporation
15,000,000	2.260% , 8/23/2018	15,002,540
10,000,000	2.400% (LIBOR 1M + 0.330%), 10/26/2018[e]	10,002,930
	Suncorp-Metway, Ltd.
15,000,000	2.520%, 10/16/2018[b]	14,926,850
17,400,000	2.430%, 11/15/2018[b]	17,274,691
	Svenska Handelsbanken NY
15,000,000	2.239% (LIBOR 1M + 0.170%), 8/24/2018[e]	15,002,340
25,000,000	2.296% (LIBOR 1M + 0.210%), 11/20/2018[e]	25,005,950
15,000,000	2.312% (LIBOR 1M + 0.220%), 2/1/2019[e]	15,003,705
6,840,000	2.755% (LIBOR 3M + 0.400%), 2/12/2019[e]	6,850,823
10,000,000	2.463% (LIBOR 3M + 0.100%), 5/7/2019[e]	9,999,235
	Thunder Bay Funding, LLC
15,000,000	2.230% , 8/22/2018[b,d]	14,981,309
25,000,000	2.306% (LIBOR 1M + 0.220%), 12/20/2018[b,d,e]	25,004,000
25,000,000	2.324% (LIBOR 1M + 0.260%), 2/25/2019[b,d,e]	25,004,415

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

SHORT-TERM RESERVE FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Financials (35.9%)[a]	Value
	Toronto-Dominion Bank
$10,000,000	2.272% (LIBOR 1M + 0.200%), 8/28/2018[b,e]	$10,002,000
15,000,000	2.422% (LIBOR 1M + 0.350%), 10/16/2018[b,e]	15,007,455
10,000,000	2.302% (LIBOR 1M + 0.230%), 11/30/2018[b,e]	10,001,990
10,000,000	2.328% (LIBOR 1M + 0.250%), 1/11/2019[b,e]	10,003,350
10,000,000	2.497% (LIBOR 1M + 0.400%), 6/7/2019[b,e]	10,010,740
	Toronto-Dominion Bank NY
10,000,000	2.273% (LIBOR 1M + 0.200%), 8/17/2018[e]	10,001,370
10,000,000	2.506% (LIBOR 3M + 0.170%), 4/17/2019[e]	10,004,887
15,000,000	2.467% (LIBOR 1M + 0.400%), 6/12/2019[e]	14,998,710
	U.S. Bancorp
17,370,000	2.833% (LIBOR 3M + 0.490%), 11/15/2018[e]	17,387,891
20,500,000	2.735% (LIBOR 3M + 0.400%), 4/25/2019[e]	20,549,588
	U.S. Bank NA
10,000,000	2.160%, 8/27/2018	10,000,018
25,000,000	2.257% (LIBOR 1M + 0.180%), 8/27/2018[e]	24,997,905
3,495,000	2.475% (LIBOR 3M + 0.120%), 3/14/2019[e]	3,497,311
14,410,000	2.480% (LIBOR 3M + 0.150%), 5/24/2019[e]	14,422,970
	UBS AG
11,000,000	2.639% (LIBOR 3M + 0.320%), 12/7/2018[b,e]	11,008,591
	USAA Capital Corporation
18,109,000	2.588% (LIBOR 3M + 0.230%), 2/1/2019[b,e]	18,124,250
	Victory Receivables Corporation
3,725,000	2.250%, 8/14/2018[b,d]	3,722,110
22,409,000	2.220%, 9/27/2018[b,d]	22,331,847
	Wells Fargo Bank NA
20,000,000	2.298% (LIBOR 1M + 0.200%), 8/1/2018[e]	20,000,180
10,000,000	2.517% (LIBOR 1M + 0.420%), 10/9/2018[e]	10,007,360
15,000,000	2.390% (LIBOR 1M + 0.320%), 10/26/2018[e]	15,008,415
25,000,000	2.292% (LIBOR 1M + 0.220%), 10/29/2018[e]	25,007,800
15,000,000	2.510% (LIBOR 3M + 0.180%), 6/24/2019[e]	14,998,681
15,000,000	2.473% (LIBOR 3M + 0.140%), 7/11/2019[e]	14,998,544
	Westpac Banking Corporation
5,000,000	2.300% , 8/10/2018[b]	4,997,292
10,000,000	2.276% (LIBOR 1M + 0.190%), 8/20/2018[b,e]	10,001,140
15,000,000	2.277% (LIBOR 1M + 0.190%), 9/6/2018[b,e]	15,002,880
15,000,000	2.276% (LIBOR 1M + 0.190%), 9/10/2018[b,e]	15,003,420
15,000,000	2.267% (LIBOR 1M + 0.190%), 9/27/2018[b,e]	15,004,290
10,000,000	2.410% (FEDL 1M + 0.500%), 2/22/2019[b,e]	9,999,967

Principal Amount	Financials (35.9%)[a]	Value
$15,000,000	2.499% (LIBOR 3M + 0.180%), 2/27/2019[b,e]	$15,023,790
15,000,000	2.418% (LIBOR 3M + 0.100%), 5/24/2019[b,e]	14,998,753

	Total	1,837,841,198

Principal Amount	Foreign (4.7%)[a]	Value
	Caisse des Depots et Consignations
15,000,000	2.220%, 8/16/2018[b]	14,987,053
	Erste Abwicklungsanstalt
19,365,000	2.275%, 8/21/2018[b]	19,342,566
10,000,000	2.280%, 8/22/2018[b]	9,987,815
10,000,000	2.260%, 8/30/2018[b]	9,982,833
3,200,000	2.260%, 8/31/2018[b]	3,194,315
15,000,000	2.300%, 9/4/2018[b]	14,969,769
15,000,000	2.260%, 9/13/2018[b]	14,961,555
10,000,000	2.250%, 10/10/2018[b]	9,956,729
10,000,000	2.257% (LIBOR 1M + 0.190%), 10/12/2018[b,e]	10,002,840
	Kells Funding, LLC
15,000,000	2.240%, 8/13/2018[b,d]	14,989,313
25,000,000	2.230%, 8/16/2018[b,d]	24,977,933
20,000,000	2.230%, 9/25/2018[b,d]	19,934,480
10,000,000	2.230%, 10/4/2018[b,d]	9,961,488
10,000,000	2.240%, 10/9/2018[b,d]	9,958,058
15,000,000	2.240%, 10/17/2018[b,d]	14,928,695
	KFW
15,000,000	2.160%, 8/13/2018[b,d]	14,989,345
10,000,000	2.170%, 8/22/2018[b,d]	9,987,876
15,000,000	2.190%, 8/24/2018[b,d]	14,980,070

	Total	242,092,733

Principal Amount	Technology (2.2%)[a]	Value
	Altera Corporation
5,000,000	2.500%, 11/15/2018	5,002,118
	Apple, Inc.
12,500,000	2.150%, 9/10/2018[b]	12,471,585
10,000,000	2.220%, 10/9/2018[b]	9,959,419
10,000,000	2.220%, 11/19/2018[b]	9,931,457
15,000,000	2.280%, 12/11/2018[b]	14,872,930
4,075,000	2.663% (LIBOR 3M + 0.300%), 5/6/2019[e]	4,084,712
	IBM Credit, LLC
25,000,000	2.140%, 8/29/2018[b,d]	24,959,984
	International Business Machines Corporation
25,000,000	2.120%, 9/24/2018[b]	24,922,542
	Oracle Corporation
7,810,000	2.919% (LIBOR 3M + 0.580%), 1/15/2019[e]	7,830,773

	Total	114,035,520

Principal Amount	Transportation (2.5%)[a]	Value
	Canadian National Railway Company
6,000,000	2.080%, 8/8/2018[b,d]	5,997,399
25,000,000	2.080%, 8/10/2018[b,d]	24,986,431
10,500,000	2.120%, 9/5/2018[b,d]	10,478,790
15,000,000	2.160%, 9/18/2018[b,d]	14,957,881
5,000,000	2.150%, 10/18/2018[b,d]	4,976,190
	ERAC USA Finance, LLC
15,000,000	2.220%, 8/15/2018[b,d]	14,986,000
25,000,000	2.350%, 8/22/2018[b,d]	24,965,533
15,000,000	2.330%, 8/23/2018[b,d]	14,978,370
10,150,000	2.300%, 8/27/2018[b,d]	10,132,803

	Total	126,459,397

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

SHORT-TERM RESERVE FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	U.S. Government and Agencies (<0.1%)	Value
	Overseas Private Investment Corporation
$1,810,000	0.000%, 5/17/2019	$1,816,954

	Total	1,816,954

Principal Amount	U.S. Municipals (1.5%)[a]	Value
	State of California
12,500,000	2.070%, 8/9/2018[d]	12,501,375
10,000,000	2.080%, 8/13/2018[d]	10,001,700
10,000,000	2.120%, 9/17/2018[d]	10,001,300
	State of Tennessee
25,000,000	2.350%, 9/12/2018	25,006,250
19,000,000	2.250%, 9/24/2018[d]	19,008,740

	Total	76,519,365

Principal Amount	Utilities (8.3%)[a]	Value
	American Electric Power Company, Inc.
25,000,000	2.358%, 8/2/2018[b]	24,996,957
	Centerpoint Energy, Inc.
20,000,000	2.243%, 8/9/2018[b]	19,989,260
	DTE Electric Company
5,022,000	2.150%, 8/1/2018	5,021,694
	Duke Energy Corporation
25,000,000	2.320%, 8/7/2018[b]	24,989,257
5,000,000	2.170%, 8/8/2018[b]	4,997,540
3,770,000	2.250%, 8/10/2018[b]	3,767,674
	Florida Power & Light Company
24,450,000	2.200%, 8/3/2018	24,445,528
	Long Island Power Authority
15,000,000	2.350%, 10/11/2018[d]	15,000,900
	National Rural Utilities Cooperative Finance Corporation
3,264,000	2.537% (LIBOR 3M + 0.200%), 4/5/2019[e]	3,267,651
	Nextera Energy Capital Holdings
16,699,000	2.350%, 8/6/2018[b,d]	16,692,860
4,896,000	2.370%, 8/9/2018[b,d]	4,893,285
25,000,000	2.380%, 8/21/2018[b,d]	24,967,100
25,850,000	2.300%, 8/29/2018[b,d]	25,802,939
20,000,000	2.300%, 9/20/2018[b,d]	19,933,133
	Oncor Electric Delivery Company, LLC
5,000,000	2.200%, 8/3/2018[b]	4,999,085
6,000,000	2.280%, 8/9/2018[b]	5,996,673
5,000,000	2.210%, 8/14/2018[b]	4,995,652
15,000,000	2.400%, 8/15/2018[b]	14,986,000
5,000,000	2.350%, 8/20/2018[b]	4,993,742
1,000,000	2.250%, 8/24/2018[b]	998,495
3,400,000	2.300%, 9/4/2018[b]	3,392,440
15,000,000	2.320%, 9/24/2018[b]	14,945,619
	PPL Capital Funding, Inc.
15,000,000	2.330%, 8/15/2018[b,d]	14,986,000
10,000,000	2.240%, 8/16/2018[b,d]	9,990,031
5,000,000	2.250%, 8/20/2018[b,d]	4,993,742
15,000,000	2.250%, 8/22/2018[b,d]	14,979,320
15,000,000	2.230%, 8/29/2018[b,d]	14,972,692
	Sempra Global
20,000,000	2.330%, 8/15/2018[b,d]	19,981,333
1,500,000	2.330%, 8/27/2018[b,d]	1,497,459

Principal Amount	Utilities (8.3%)[a]	Value
$20,000,000	2.330%, 8/30/2018[b,d]	$19,962,333
5,000,000	2.320%, 8/31/2018[b,d]	4,990,248
10,000,000	2.370%, 9/11/2018[b,d]	9,972,887
	Southern Company
5,000,000	2.230%, 8/3/2018[b]	4,999,085
5,000,000	2.310%, 8/16/2018[b]	4,995,016
9,280,000	2.270%, 8/17/2018[b]	9,270,162
5,560,000	2.290%, 8/22/2018[b]	5,552,335
	Xcel Energy, Inc.
5,000,000	2.150%, 8/1/2018[b]	4,999,696
9,000,000	2.130%, 8/6/2018[b]	8,996,691

	Total	429,212,514

	Total Investments (cost $4,986,601,118) 97.3%	$4,986,838,337

	Other Assets and Liabilities, Net 2.7%	140,960,440

	Total Net Assets 100.0%	$5,127,798,777

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2018, the value of these investments was $3,386,693,827 or 66.0% of total net assets.

c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
e

Denotes variable rate securities. The rate shown is as of July 31, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

Definitions:

Auth.- Authority
Ser.- Series

Reference Rate Index:
FEDL1M - Federal Funds 1 Month Rate
LIBOR1M - ICE Libor USD Rate 1 Month
LIBOR3M - ICE Libor USD Rate 3 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

SHORT-TERM RESERVE FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2018, in valuing Short-Term Reserve Fund’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset-Backed Securities	411,379,158	–	411,379,158	–
Basic Materials	197,569,833	–	197,569,833	–
Capital Goods	173,745,290	–	173,745,290	–
Communications Services	157,964,380	–	157,964,380	–
Consumer Cyclical	310,513,436	–	310,513,436	–
Consumer Non-Cyclical	493,081,248	–	493,081,248	–
Energy	414,607,311	–	414,607,311	–
Financials	1,837,841,198	–	1,837,841,198	–
Foreign	242,092,733	–	242,092,733	–
Technology	114,035,520	–	114,035,520	–
Transportation	126,459,397	–	126,459,397	–
U.S. Government and Agencies	1,816,954	–	1,816,954	–
U.S. Municipals	76,519,365	–	76,519,365	–
Utilities	429,212,514	–	429,212,514	–
Total Investments at Value	$4,986,838,337	$–	$4,986,838,337	$–

There were no significant transfers between Levels during the period ended July 31, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

NOTES TO SCHEDULE OF INVESTMENTS

as of July 31, 2018

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the Funds’ investment adviser, Thrivent Asset Management, LLC (“Thrivent asset Mgt.” or the “Adviser”). The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Funds’ valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith pursuant to procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.

Valuation of International Securities – The Funds value certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service. The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Derivative Financial Instruments – Certain Funds may invest in derivatives. Derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments, are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain

19

NOTES TO SCHEDULE OF INVESTMENTS

as of July 31, 2018

(unaudited)

asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – Certain Funds may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t

20

NOTES TO SCHEDULE OF INVESTMENTS

as of July 31, 2018

(unaudited)

buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts – Certain Funds may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies, certain Funds may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.

Swap Agreements – Certain Funds may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default

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NOTES TO SCHEDULE OF INVESTMENTS

as of July 31, 2018

(unaudited)

swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

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Item 2. Controls and Procedures

(a)(i) Registrant’s principal executive and principal financial officers have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s principal executive and principal financial officers are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications of registrant’s principal executive and principal financial officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: September 28, 2018	THRIVENT CORE FUNDS

	By:	/s/ David S. Royal
David S. Royal
President and Chief Investment Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 28, 2018	By:	/s/ David S. Royal
David S. Royal
President and Chief Investment Officer (Principal Executive Officer)

Date: September 28, 2018	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer and Principal Accounting Officer (Principal Financial Officer)